Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000142876 | First American Treasury Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000142876 | United States Treasury Bill, 3.7700, 2026-01-15
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000142876 | Oceaneering International, Inc., 6, 2028-02-01
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000142876 | Scotts Miracle-Gro Company (The), 5.25, 2026-12-15
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000142876 | Wintrust Financial Corporation, 4.85, 2029-06-06
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000142876 | Beazer Homes USA, Inc., 5.875, 2027-10-15
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000142876 | Wendy's International, LLC, 7, 2025-12-15
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000142876 | Elanco Animal Health, Inc., 6.65, 2028-08-28
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000142876 | Under Armour, Inc., 3.25, 2026-06-15
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000142876 | EPR Properties, 4.95, 2028-04-15
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000142876 | Consumer Discretionary00081TAK4
Holdings [Line Items]
Percent of Total Investments	74.20%
C000142876 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	7.90%
C000142876 | Financials060505815
Holdings [Line Items]
Percent of Total Investments	11.60%
C000142876 | U.S. Treasury Obligations912797RA7
Holdings [Line Items]
Percent of Total Investments	6.30%
C000142876 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000142876 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000142876 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000142876 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000142876 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000142876 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000142876 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000142876 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000142876 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000125620 | 852066208 | Sprott, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000125620 | 677864100 | Oil-Dri Corporation of America
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000125620 | 73757R102 | Postal Realty Trust, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000125620 | 50216C108 | LSI Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000125620 | 668074305 | Northwestern Energy Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000125620 | 961765104 | Westwood Holdings Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000125620 | 339382103 | Flexsteel Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000125620 | 297602104 | Ethan Allen Interiors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000125620 | 66765N105 | Northwest Natural Holding Company
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000125620 | 066849100 | Bar Harbor Bankshares
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000125620 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.80%
C000125620 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000125620 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000125620 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000125620 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000125620 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000125620 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000125620 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000125620 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000125620 | Industrials000957100
Holdings [Line Items]
Percent of Total Investments	98.00%
C000125620 | Consumer Discretionary392709200
Holdings [Line Items]
Percent of Total Investments	1.20%
C000125620 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000125620 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000125620 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000125620 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000125617 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000125617 | 911922102 | United States Lime & Minerals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000125617 | 392709101 | Green Brick Partners, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000125617 | 099406100 | Boot Barn Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000125617 | 458665304 | Interface, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000125617 | 068463108 | Barrett Business Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000125617 | 120076104 | Build-A-Bear Workshop, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000125617 | 74727K102 | QEP Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000125617 | 53635B107 | Liquidity Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000125617 | 774515100 | Rocky Brands, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000125617 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	9.30%
C000125617 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000125617 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000125617 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000125617 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000125617 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000125617 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000125617 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000125617 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000125617 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000125617 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000125617 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000125617 | Health Care004397105
Holdings [Line Items]
Percent of Total Investments	90.70%
C000106068 | United States Treasury Bill, 3.610, 2025-12-11
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000106068 | United States Treasury Bill, 3.770, 2026-01-15
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000106068 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000106068 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000106068 | Sphere Entertainment Company
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000106068 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000106068 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000106068 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000106068 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000106068 | Blackstone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000106068 | Consumer Discretionary00081TAK4
Holdings [Line Items]
Percent of Total Investments	10.00%
C000106068 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.70%
C000106068 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000106068 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000106068 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000106068 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000106068 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000106068 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000106068 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000106068 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000106068 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000106068 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000106068 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000106068 | Health Care00287Y109
Holdings [Line Items]
Percent of Total Investments	72.80%
C000106068 | Financials97717PAJ3
Holdings [Line Items]
Percent of Total Investments	0.70%
C000106068 | Financials062540307
Holdings [Line Items]
Percent of Total Investments	2.00%
C000106068 | U.S. Treasury Obligations912797QY6
Holdings [Line Items]
Percent of Total Investments	13.80%
C000106067 | United States Treasury Bill, 3.610, 2025-12-11
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000106067 | United States Treasury Bill, 3.770, 2026-01-15
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000106067 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000106067 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000106067 | Sphere Entertainment Company
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000106067 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000106067 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000106067 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000106067 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000106067 | Blackstone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000106067 | Consumer Discretionary00081TAK4
Holdings [Line Items]
Percent of Total Investments	10.00%
C000106067 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.70%
C000106067 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000106067 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000106067 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000106067 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000106067 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000106067 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000106067 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000106067 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000106067 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000106067 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000106067 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000106067 | Health Care00287Y109
Holdings [Line Items]
Percent of Total Investments	72.80%
C000106067 | Financials97717PAJ3
Holdings [Line Items]
Percent of Total Investments	0.70%
C000106067 | Financials062540307
Holdings [Line Items]
Percent of Total Investments	2.00%
C000106067 | U.S. Treasury Obligations912797QY6
Holdings [Line Items]
Percent of Total Investments	13.80%
C000241411 | 852066208 | Sprott, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000241411 | 50216C108 | LSI Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000241411 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000241411 | 55826T102 | Sphere Entertainment Company
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000241411 | 002474104 | AZZ, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000241411 | 402635502 | Gulfport Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000241411 | 74727A104 | QCR Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000241411 | 671044105 | OSI Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000241411 | 019330109 | Allient, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000241411 | 095306106 | Blue Bird Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000241411 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	2.10%
C000241411 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000241411 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000241411 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000241411 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000241411 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000241411 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000241411 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000241411 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000241411 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000241411 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241411 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241411 | Industrials011311107
Holdings [Line Items]
Percent of Total Investments	97.90%
C000241410 | 852066208 | Sprott, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000241410 | 50216C108 | LSI Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000241410 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000241410 | 55826T102 | Sphere Entertainment Company
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000241410 | 002474104 | AZZ, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000241410 | 402635502 | Gulfport Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000241410 | 74727A104 | QCR Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000241410 | 671044105 | OSI Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000241410 | 019330109 | Allient, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000241410 | 095306106 | Blue Bird Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000241410 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	2.10%
C000241410 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000241410 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000241410 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000241410 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000241410 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000241410 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000241410 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000241410 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000241410 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000241410 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241410 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241410 | Industrials011311107
Holdings [Line Items]
Percent of Total Investments	97.90%